                         BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                         Annualized
                                                                                                          Yield on
   Principal                                                                              Maturity         Date of
    Amount                                                                                  Date           Purchase        Value
--------------                                                                            --------       -----------  --------------
                     CERTIFICATES OF DEPOSIT (24.2%)
$   50,000,000       Bank of Montreal .............................................       01/17/02           3.680%   $   50,000,000
    50,000,000       Bank of Nova Scotia ..........................................       11/15/02           2.300        49,922,493
    75,000,000       Banque Nationale de Paris ....................................       04/15/02           1.790        75,000,000
    20,000,000       Canadian Imperial Bank of Commerce - New York Branch .........       01/22/02           5.400        20,000,052
    33,000,000       Canadian Imperial Bank of Commerce - New York Branch .........       05/22/02           4.230        32,999,385
     5,000,000       Canadian Imperial Bank of Commerce - New York Branch .........       07/12/02           4.060         5,002,504
    50,000,000       Deutsche Bank ................................................       02/11/02           2.230        50,003,297
     5,000,000       Deutsche Bank ................................................       02/19/02           5.190         5,000,063
    50,000,000       Dresdner Bank ................................................       01/25/02           2.060        50,000,000
    50,000,000       Dresdner Bank ................................................       12/13/02           2.170        50,004,689
    75,000,000       Lloyds Bank ..................................................       02/05/02           2.070        75,002,106
    15,000,000       Lloyds Bank ..................................................       12/02/02           2.170        15,002,726
   100,000,000       National Westminister Bank ...................................       01/04/02           2.510       100,000,761
    50,000,000       Rabobank Nederland NV ........................................       02/14/02           3.450        50,002,765
    40,000,000       Rabobank Nederland NV ........................................       05/07/02           3.620        40,015,867
    50,000,000       Societe Generale .............................................       01/22/02           2.450        50,000,000
    50,000,000       Societe Generale - New York Branch ...........................       01/17/02           3.670        50,000,000
     8,000,000       Toronto Dominion Bank ........................................       06/20/02           3.860         7,996,986
    50,000,000       Toronto Dominion Bank ........................................       06/26/02           3.700        50,023,719
    50,000,000       Toronto Dominion Bank ........................................       12/13/02           2.250        50,009,372
    75,000,000       UBS AG Stamford ..............................................       03/28/02           2.030        75,000,000
    50,000,000       Westdeutsche Landesbank ......................................       02/26/02           2.000        50,000,000
                                                                                                                       -------------
                     TOTAL CERTIFICATES OF DEPOSIT                                                                     1,000,986,785
                                                                                                                       -------------

                     COMMERCIAL PAPER (30.2%)
    50,000,000       American Express Credit Corp. ................................       02/01/02           1.980        50,000,000
    50,000,000       BP Amoco Plc .................................................       01/02/02           1.750        50,000,000
    50,000,000       Bank of New York .............................................       01/28/02           2.000        49,927,778
    50,000,000       Bear Stearns & Co., Inc. .....................................       01/02/02           1.870        50,000,000
    50,000,000       Bear Stearns & Co., Inc. .....................................       01/04/02           1.880        49,994,778
    50,000,000       Credit Suisse First Boston ...................................       01/18/02           3.660        49,918,666
    50,000,000       Denmark Danske Bank ..........................................       01/14/02           1.800        49,970,000
    23,173,000       General RE Corp. .............................................       01/25/02           1.870        23,145,315
    20,000,000       General RE Corp. .............................................       02/11/02           2.040        19,954,666
    75,000,000       General Electric Capital Corp. ...............................       01/30/02           2.470        74,862,916
    50,000,000       General Electric Capital Corp. ...............................       01/31/02           3.540        49,857,417
    25,000,000       General Electric Capital Corp. ...............................       03/15/02           2.720        24,864,000
    50,000,000       Goldman Sachs Group, Inc. ....................................       01/25/02           2.430        49,922,375
    75,000,000       ING Bank .....................................................       01/23/02           1.840        74,919,500
   100,000,000       J.P. Morgan Chase & Co. ......................................       01/18/02           2.040        99,909,333
   100,000,000       Merrill Lynch & Co., Inc. ....................................       01/04/02           1.900        99,989,444
    75,000,000       Morgan Stanley Dean Witter ...................................       01/09/02           1.920        74,972,000

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                         Annualized
                                                                                                          Yield on
   Principal                                                                              Maturity         Date of
    Amount                                                                                  Date           Purchase        Value
--------------                                                                            --------       -----------  --------------
                     COMMERCIAL PAPER (CONTINUED)
$   25,000,000       Morgan Stanley Dean Witter ...........................               01/30/02           2.000%   $   24,961,111
    40,000,000       National Rural Utilities .............................               01/07/02           2.100        39,988,778
    25,000,000       Proctor & Gamble Co. .................................               01/11/02           1.930        24,987,938
    50,000,000       Prudential Funding, LLC ..............................               01/08/02           2.060        50,000,000
    28,500,000       Schering Corp. .......................................               03/21/02           2.030        28,374,030
    50,000,000       Tyco Capital Corp. ...................................               01/15/02           2.030        50,000,000
    50,000,000       UBS Finance, Ltd. ....................................               01/02/02           1.850        49,997,500
    40,000,000       Verizon Network Funding ..............................               01/03/02           2.030        39,997,745
                                                                                                                      --------------
                     TOTAL COMMERCIAL PAPER                                                                            1,250,515,290
                                                                                                                      --------------

                     CORPORATE BONDS (6.0%)

    50,000,000       Associates Corp. of North America*+ ..................               01/03/02           2.640        50,000,056
    31,300,000       Associates Corp. of North America* ...................               02/22/02           2.230        31,306,985
    20,000,000       Wal-Mart Stores, Inc. ................................               06/01/02           5.450        20,097,233
   100,000,000       Wells Fargo & Co. ....................................               01/16/02           2.290       100,000,000
    50,000,000       Westdeutsche Landesbank* .............................               09/04/02           1.870        49,993,447
                                                                                                                      --------------
                     TOTAL CORPORATE BONDS                                                                               251,397,721
                                                                                                                      --------------

                     U.S. GOVERNMENT AGENCY OBLIGATIONS (22.9%)
    50,000,000       Federal Home Loan Bank ...............................               03/08/02           3.200        49,711,111
    75,000,000       Federal Home Loan Bank ...............................               04/15/02           2.130        74,542,938
    49,750,000       Federal Home Loan Bank ...............................               06/19/02           1.810        49,329,778
   100,000,000       Federal Home Loan Bank* ..............................               02/14/03           1.768        99,948,812
   100,000,000       Federal Home Loan Bank* ..............................               02/26/03           1.808        99,958,076
    43,000,000       Federal Home Loan Mortgage Corp. .....................               02/28/02           3.200        42,782,133
    27,922,000       Federal Home Loan Mortgage Corp. .....................               03/15/02           2.000        27,808,317
    99,500,000       Federal Home Loan Mortgage Corp. .....................               04/05/02           1.775        99,039,895
    25,000,000       Federal Home Loan Mortgage Corp. .....................               04/25/02           2.080        24,836,776
    50,000,000       Federal Home Loan Mortgage Corp. .....................               05/17/02           2.050        49,381,250
   150,000,000       Federal National Mortgage Assoc ......................               01/10/02           2.280       149,923,833
    80,886,000       Federal National Mortgage Assoc ......................               02/21/02           3.340        80,510,778
   100,000,000       Federal National Mortgage Assoc ......................               02/28/02           1.800        99,711,834
                                                                                                                      --------------
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                            947,485,531
                                                                                                                      --------------

                     TIME DEPOSITS (8.0%)
    75,000,000       Bank of Montreal .....................................               01/02/02           1.000        75,000,000
    10,000,000       Bank of Scotland .....................................               01/02/02           1.250        10,000,000
    25,000,000       Banque Nationale de Paris ............................               01/02/02           1.000        25,000,000
    25,000,000       Canadian Imperial Bank of Commerce ...................               01/02/02           1.000        25,000,000
    15,000,000       Canadian Imperial Bank of Commerce ...................               01/02/02           0.880        15,000,000
    25,000,000       Dresdner Bank ........................................               01/02/02           1.000        25,000,000
   150,000,000       Royal Bank of Canada .................................               01/02/02           1.000       150,000,000
     5,300,000       Societe Generale .....................................               01/02/02           1.000         5,300,000
                                                                                                                      --------------
                     TOTAL TIME DEPOSITS                                                                                 330,300,000
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                         Annualized
                                                                                                          Yield on
   Principal                                                                              Maturity         Date of
    Amount                                                                                  Date           Purchase        Value
--------------                                                                            --------       -----------  --------------

                     REPURCHASE AGREEMENT (8.4%)
$  350,000,000       Bear Stearns & Co., Inc.
                       (Agreement dated 12/31/2001 collateralized by U.S.
                       Treasury securites) (Identified cost $350,000,000)# ........       01/02/02           1.650%   $  350,000,000
                                                                                                                      --------------

     TOTAL INVESTMENTS, AT AMORTIZED COST ........................................................            99.7%   $4,130,685,327
     OTHER ASSETS IN EXCESS OF LIABILITIES .......................................................             0.3        10,484,273
                                                                                                             -----    --------------
     NET ASSETS ..................................................................................           100.0%   $4,141,169,600
                                                                                                             =====    ==============

----------
* Variable Rate instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 2001 coupon rate.
+     Rule 144A security.
# The securities held as collateral for the Bear Stearns & Co., Inc. repurchase agreement were as follows:

$50,000,000 U.S. Treasury Bill, 0.000%, due 06/13/02,
  ($48,626,457 to be received upon maturity)

$75,845,000 U.S. Treasury Note, 6.625%, due 03/31/02,
  ($75,449,916 to be received upon maturity)

$19,000,000 U.S. Treasury Note, 5.750%, due 10/31/02,
  ($19,377,776 to be received upon maturity)

$40,831,000 U.S. Treasury Note, 6.625%, due 04/30/02,
  ($41,114,769 to be received upon maturity)

$41,645,000 U.S. Treasury Note, 6.375%, due 08/15/02,
  ($42,939,936 to be received upon maturity)

$14,585,000 U.S. Treasury Note, 7.250%, due 08/15/04,
  ($15,954,462 to be received upon maturity)

$99,500,000 U.S. Treasury Note, 6.750%, due 05/15/05,
  ($106,569,368 to be received upon maturity)

The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
       Investments, at amortized cost ......................      $4,130,685,327
       Cash ................................................              34,442
       Interest receivable .................................          11,063,511
                                                                  --------------
                 Total Assets ..............................       4,141,783,280
                                                                  --------------

LIABILITIES:
       Payables for:
            Investment advisory fees .......................             338,676
            Custodian fees .................................             127,602
            Administrative fees ............................             118,536
            Board of Trustees' fees ........................              13,233
            Accrued expenses and other liabilities .........              15,633
                                                                  --------------
                 Total Liabilities .........................             613,680
                                                                  --------------
NET ASSETS .................................................      $4,141,169,600
                                                                  ==============

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
       Income:
            Interest .....................................         $ 53,071,540
                                                                   ------------


       Expenses:
            Investment advisory fees .....................            1,689,802
            Administrative fees ..........................              591,430
            Custodian fees ...............................              156,874
            Professional fees ............................               44,432
            Board of Trustees' fees ......................               37,233
            Miscellaneous expenses .......................                9,594
                                                                   ------------


                Total Expenses ...........................            2,529,365
                 Fees paid indirectly ....................              (15,173)
                                                                   ------------


                 Net Expenses ............................            2,514,192
                                                                   ------------


NET INVESTMENT INCOME ....................................         $ 50,557,348
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)

                                                                                                 For the
                                                                                             six months ended           For the
                                                                                            December 31, 2001          year ended
                                                                                                (unaudited)          June 30, 2001
                                                                                            -----------------       ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
       Net investment income .........................................................       $    50,557,348        $   103,726,721
                                                                                             ---------------        ---------------

Capital Transactions:
       Proceeds from contributions ...................................................         7,728,788,954          9,245,361,175
       Value of withdrawals ..........................................................        (5,996,186,450)        (8,593,561,950)
                                                                                              ==============         ==============
           Net increase in net assets resulting from capital tranactions .............         1,732,602,504            651,799,225
                                                                                             ---------------        ---------------
       Net increase in net assets ....................................................         1,783,159,852            755,525,946

NET ASSETS:
           Beginning of year .........................................................         2,358,009,748          1,602,483,802
                                                                                             ---------------        ---------------
           End of period .............................................................       $ 4,141,169,600        $ 2,358,009,748
                                                                                             ===============        ===============

                              FINANCIAL HIGHLIGHTS
                          (expressed in U.S. dollars)

                                                  For the
                                              six months ended                       For the years ended June 30,
                                              December 31, 2001     ---------------------------------------------------------------
                                                 (unaudited)           2001          2000           1999        1998        1997
                                              -----------------     ---------------------------------------------------------------
Total Return ..............................              1.55%            5.95%         5.70%         5.11%       5.56%       5.39%
Ratios/ Supplemental Data:
    Net assets, end of period
      (000's omitted) .....................        $4,141,170         $2,358,010    $1,602,484     $1,075,162   $938,137    $917,904

   Expenses as a percentage of
     average net assets:

    Expenses paid by the Portfolio ........            0.15%(1)           0.15%         0.21%         0.21%       0.23%       0.24%
    Expenses offset arrangement ...........            0.00%(1)(2)        0.01%          --             --          --          --
                                                 ----------         ----------    ----------     ----------   --------    --------
                                                       0.15%(1)           0.16%         0.21%         0.21%       0.23%       0.24%
    Ratio of net investment income to
        average net assets ................            2.98%(1)           5.64%         5.60%         4.98%       5.41%       5.26%

----------
(1)   Annualized.
(2)    Amount is less than 0.01% per share.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interest in the portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2001, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has and investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the six months ended December 31, 2001, the Portfolio incurred $1,689,802 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (The "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2001, the Portfolio incurred $591,430 for administrative services.

      Board of Trustees Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $37,233 for the trustees fees.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Portfolio incurred $156,874 for custody services. These fees were reduced by $15,173 as a result of an expense offset arrangement with the portfolio's custodian.